BANK AND OTHER BORROWINGS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF BANK AND OTHER BORROWINGS

The Group’s outstanding indebtedness borrowed from banks and other financial institutions, consist of the following:

			Thousands of Yen
Indebtedness	Weighted average interest rate*	Weighted average years to maturity*	Balance as of September 30, 2024	Balance as of March 31, 2024
Short-term loans
Secured loans
Fixed rate loans	2.43%	0.63	¥2,643,778	¥2,510,820
Unsecured loans
Fixed rate loans	2.76%	0.12	69,298	75,001
Aggregate outstanding principal balances	2.43%	0.62	¥2,713,076	¥2,585,821

Less: unamortized debt issuance costs			¥(11,228)	¥(11,087)
Short-term loans			¥2,701,848	¥2,574,734

Long-term loans
Secured loans
Fixed rate loans	2.54%	1.59	7,355,487	9,251,677
Variable rate loans (*1)	3.00%	0.25	365,808	433,308
Unsecured loans
Fixed rate loans	1.44%	6.01	895,211	1,027,037
Aggregate outstanding principal balances	2.45%	1.99	¥8,616,506	¥10,712,022

Less: unamortized debt issuance costs			¥(68,383)	¥(87,885)
Less: current portion			(1,656,137)	(6,065,020)
Non-current portion			¥6,891,986	¥4,559,117

*1	Pertained to information for loans outstanding as of September 30, 2024.
*2	Annual interest rate was long-term prime rate in Japan + 1.80%.

The Group’s outstanding indebtedness borrowed from banks and other financial institutions, consist of the following:

			Thousands of Yen
Indebtedness	Weighted average interest rate*	Weighted average years to maturity*	Balance as of March 31, 2024	Balance as of March 31, 2023
Short-term loans
Secured loans
Fixed rate loans	2.60%	0.64	¥2,510,820	¥2,858,890
Unsecured loans
Fixed rate loans	2.75%	0.44	75,001	10,000
Aggregate outstanding principal balances	2.60%	0.63	¥2,585,821	¥2,868,890

Less: unamortized debt issuance costs			¥(11,087)	¥(10,448)
Short-term loans			¥2,574,734	¥2,858,442

Long-term loans
Secured loans
Fixed rate loans	3.80%	1.12	9,251,677	6,453,532
Variable rate loans (*1)	2.82%	0.74	433,308	-
Unsecured loans
Fixed rate loans	1.47%	6.21	1,027,037	1,199,791
Aggregate outstanding principal balances	3.54%	1.59	¥10,712,022	¥7,653,323

Less: unamortized debt issuance costs			¥(87,885)	¥(50,466)
Less: current portion			(6,065,020)	(1,415,301)
Non-current portion			¥4,559,117	¥6,187,556

*	Pertained to information for loans outstanding as of March 31, 2024.
*1	Annual interest rate was long-term prime rate in Japan + 1.80%.

SCHEDULE OF TERM DEPOSITS

As of September 30, 2024 and March 31, 2024, term deposits, inventories and property, plant and equipment, net pledged as security under secured loans are as follows:

	Thousands of Yen
	September 30, 2024	March 31, 2024
Term deposits	¥59,201	¥15,001
Inventories	11,659,257	13,226,634
Property, plant and equipment, net	78,425	78,532
Total	¥11,796,883	¥13,320,167

As of March 31, 2024 and 2023, term deposits, inventories and property, plant and equipment, net pledged as security under secured loans are as follows:

	Thousands of Yen
	March 31, 2024	March 31, 2023
Term deposits	¥15,001	¥65,000
Inventories	13,226,634	9,667,611
Property, plant and equipment, net	78,532	224,341
Total	¥13,320,167	¥9,956,952

SCHEDULE OF GUARANTY INFORMATION FOR THE GROUP’S OUTSTANDING LOANS

The guaranty information for the Group’s outstanding loans as of September 30, 2024 and March 31, 2024, consists of the following:

	Thousands of Yen
	September 30, 2024	March 31, 2024
Amounts guaranteed by CEO
Short-term loans
Secured loans	¥25,000	¥25,000
Unsecured loans	50,000	50,000
Subtotal	75,000	75,000
Long-term loans
Secured loans	450,000	450,000
Unsecured loans	121,168	121,168
Subtotal	571,168	571,168
Total	¥646,168	¥646,168

The guaranty information for the Group’s outstanding loans as of March 31, 2024 and 2023, consist of the following:

	Thousands of Yen
	March 31, 2024	March 31, 2023
Amounts guaranteed by CEO
Short-term loans
Secured loans	¥25,000	¥-
Unsecured loans	50,000	-
Subtotal	75,000	-
Long-term loans
Secured loans	450,000	405,000
Unsecured loans	121,168	136,166
Subtotal	571,168	541,166
Total	¥646,168	¥541,166

SCHEDULE OF FUTURE MINIMUM PAYMENT FOR LONG-TERM LOANS

As of September 30, 2024, future minimum payments for long-term loans are as follows:

Thousands of Yen
Fiscal Years Ended March 31,	Principal Repayment
Remaining of 2025	¥866,129
2026	5,907,975
2027	702,532
2028	416,079
2029	155,077
Thereafter	568,714
Total	¥8,616,506

As of March 31, 2024, future minimum payments for long-term loans are as follows:

Thousands of Yen
Fiscal Years Ended March 31,	Principal Repayment
2025	¥6,081,641
2026	3,572,131
2027	510,544
2028	140,822
2029	138,395
Thereafter	268,489
Total	¥10,712,022